Related Party Transactions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Whitfield Management Limited
Disclosure of transactions between related parties [line items]
Key management personnel services related party transactions	€ 2.1	€ 2.2	€ 1.6